Acquisition and Divestiture - Additional Information (Detail) shares in Millions, $ in Millions	Feb. 28, 2022 CAD ($)	Feb. 27, 2022 CAD ($) shares
Disclosure of detailed information about business combination [line items]
Payment to acquire non controlling interests in subsidiaries	$ 1,200
Scotia Bank Chile [Member]
Disclosure of detailed information about business combination [line items]
Common shares transferred value		$ 569
Purchase consideration transferred		$ 650
Number of common shares transferred | shares		7
Bank Of Nova Scotia Chile SA [member] | Major business combination [member]
Disclosure of detailed information about business combination [line items]
Percentage increase in ownership interest in subsidiaries	16.80%
Proportion of ownership interests in subsidiaries	99.80%